                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08861

Morgan Stanley Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: December 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY VALUE FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  NUMBER OF
   SHARES                                                                                                  VALUE
-------------                                                                                        -----------------

                  COMMON STOCKS (96.0%)
                  Airlines (0.4%)
    86,900        Southwest Airlines Co.                                                                  $ 1,427,767
                                                                                                     -----------------

                  Aluminum (2.4%)
   281,000        Alcoa, Inc.                                                                               8,309,170
                                                                                                     -----------------

                  Apparel/Footwear (0.7%)
    76,956        Jones Apparel Group, Inc.                                                                 2,364,088
                                                                                                     -----------------

                  Beverages: Alcoholic (0.4%)
    30,740        Anheuser-Busch Companies, Inc.                                                            1,320,590
                                                                                                     -----------------

                  Beverages: Non-Alcoholic (1.4%)
   124,200        Coca-Cola Co. (The)                                                                       5,006,502
                                                                                                     -----------------

                  Broadcasting (2.5%)
   274,300        Clear Channel Communications, Inc.                                                        8,626,735
                                                                                                     -----------------

                  Cable/Satellite TV (2.2%)
   121,400        Comcast Corp. (Class A) *                                                                 3,151,544
   562,800        Liberty Media Corp. (Class A) *                                                           4,429,236
                                                                                                     -----------------
                                                                                                            7,580,780
                                                                                                     -----------------
                  Chemicals: Major Diversified (3.7%)
    60,800        Dow Chemical Co. (The)                                                                    2,664,256
   171,200        Du Pont (E.I.) de Nemours & Co.                                                           7,276,000
    59,600        Rohm & Haas Co.                                                                           2,885,832
                                                                                                     -----------------
                                                                                                           12,826,088
                                                                                                     -----------------
                  Computer Communications (0.8%)
   154,000        Cisco Systems, Inc. *                                                                     2,636,480
                                                                                                     -----------------

                  Computer Peripherals (0.3%)
    20,900        Lexmark International, Inc. (Class A) *                                                     936,947
                                                                                                     -----------------

                  Computer Processing Hardware (1.2%)
    87,300        Dell, Inc. *                                                                              2,618,127
    53,100        Hewlett-Packard Co.                                                                       1,520,253
                                                                                                     -----------------
                                                                                                            4,138,380
                                                                                                     -----------------
                  Data Processing Services (1.5%)
    53,500        Affiliated Computer Services, Inc. (Class A) *                                            3,166,130
    45,400        First Data Corp.                                                                          1,952,654
                                                                                                     -----------------
                                                                                                            5,118,784
                                                                                                     -----------------
                  Department Stores (0.7%)
    38,208        Federated Department Stores, Inc.                                                         2,534,337
                                                                                                     -----------------

                  Discount Stores (2.0%)
   150,000        Wal-Mart Stores, Inc.                                                                     7,020,000
                                                                                                     -----------------

                  Electric Utilities (3.4%)
    87,000        American Electric Power Co., Inc.                                                         3,226,830
    23,400        Constellation Energy Group, Inc.                                                          1,347,840
    31,100        Dominion Resources, Inc.                                                                  2,400,920
    68,900        FirstEnergy Corp.                                                                         3,375,411
    25,800        Public Service Enterprise Group, Inc.                                                     1,676,226
                                                                                                     -----------------
                                                                                                           12,027,227
                                                                                                     -----------------

                  Electronic Components (0.3%)
   116,700        Flextronics International Ltd. (Singapore) *                                              1,218,348
                                                                                                     -----------------

                  Electronic Production Equipment (0.1%)
    14,400        Novellus Systems, Inc. *                                                                    347,328
                                                                                                     -----------------

                  Electronics/Appliance Stores (0.4%)
    36,400        Best Buy Co., Inc.                                                                        1,582,672
                                                                                                     -----------------

                  Finance/Rental/Leasing (4.5%)
    27,500        Fannie Mae                                                                                1,342,275
   220,100        Freddie Mac                                                                              14,383,535
                                                                                                     -----------------
                                                                                                           15,725,810
                                                                                                     -----------------
                  Financial Conglomerates (4.4%)
   242,600        Citigroup, Inc.                                                                          11,773,378
    91,600        JPMorgan Chase & Co.                                                                      3,635,604
                                                                                                     -----------------
                                                                                                           15,408,982
                                                                                                     -----------------
                  Food: Major Diversified (3.6%)
   149,400        Kraft Foods Inc. (Class A)                                                                4,204,116
   122,300        Unilever N.V. (NY Registered Shares) (Netherlands)                                        8,398,341
                                                                                                     -----------------
                                                                                                           12,602,457
                                                                                                     -----------------
                  Household/Personal Care (1.9%)
     9,500        Avon Products, Inc.                                                                         271,225
   104,300        Kimberly-Clark Corp.                                                                      6,221,495
                                                                                                     -----------------
                                                                                                            6,492,720
                                                                                                     -----------------
                  Information Technology Services (0.6%)
    23,900        Amdocs Ltd. (Guernsey) *                                                                    657,250
    19,700        International Business Machines Corp.                                                     1,619,340
                                                                                                     -----------------
                                                                                                            2,276,590
                                                                                                     -----------------
                  Integrated Oil (0.9%)
    24,600        Total S.A. (ADR) (France)                                                                 3,109,440
                                                                                                     -----------------

                  Investment Banks/Brokers (1.0%)
    49,300        Merrill Lynch & Co., Inc.                                                                 3,339,089
                                                                                                     -----------------

                  Life/Health Insurance (2.1%)
    24,500        AFLAC, Inc.                                                                               1,137,290
    43,500        Genworth Financial Inc. (Class A)                                                         1,504,230
    41,600        MetLife, Inc.                                                                             2,038,400
    48,500        Torchmark Corp.                                                                           2,696,600
                                                                                                     -----------------
                                                                                                            7,376,520
                                                                                                     -----------------
                  Major Banks (10.3%)
   251,700        Bank of America Corp.                                                                    11,615,955
   118,600        Bank of New York Co., Inc. (The)                                                          3,777,410
    81,900        PNC Financial Services Group, Inc.                                                        5,063,877
    14,600        SunTrust Banks, Inc.                                                                      1,062,296
   115,146        Wachovia Corp.                                                                            6,086,617
   131,000        Wells Fargo & Co.                                                                         8,230,730
                                                                                                     -----------------
                                                                                                           35,836,885
                                                                                                     -----------------
                  Major Telecommunications (8.8%)
   515,200        AT&T Inc.                                                                                12,617,248
   309,500        Sprint Nextel Corp.                                                                       7,229,920
   358,100        Verizon Communications Inc.                                                              10,785,972
                                                                                                     -----------------
                                                                                                           30,633,140
                                                                                                     -----------------
                  Media Conglomerates (5.4%)
   227,200        Disney (Walt) Co. (The)                                                                   5,445,984
   119,600        News Corp. (Class B)                                                                      1,986,556
   349,100        Time Warner, Inc.                                                                         6,088,304
   159,600        Viacom Inc. (Class B) (Non-Voting)                                                        5,202,960
                                                                                                     -----------------
                                                                                                           18,723,804
                                                                                                     -----------------
                  Medical Distributors (0.8%)
    17,400        AmerisourceBergen Corp.                                                                     720,360
    32,900        Cardinal Health, Inc.                                                                     2,261,875
                                                                                                     -----------------
                                                                                                            2,982,235
                                                                                                     -----------------
                  Medical Specialties (0.5%)
    70,000        Boston Scientific Corp. *                                                                 1,714,300
                                                                                                     -----------------

                  Multi-Line Insurance (1.1%)
    47,300        American International Group, Inc.                                                        3,227,279
     9,300        Hartford Financial Services Group, Inc. (The)                                               798,777
                                                                                                     -----------------
                                                                                                            4,026,056
                                                                                                     -----------------
                  Oilfield Services/Equipment (0.2%)
    13,100        Halliburton Co.                                                                             811,676
                                                                                                     -----------------

                  Packaged Software (0.4%)
    53,300        Microsoft Corp.                                                                           1,393,795
                                                                                                     -----------------

                  Pharmaceuticals: Major (14.2%)
   486,100        Bristol-Myers Squibb Co.                                                                 11,170,578
   292,900        GlaxoSmithKline PLC (ADR) (United Kingdom)                                               14,785,592
   175,600        Pfizer, Inc.                                                                              4,094,992
    78,600        Roche Holdings Ltd. (ADR) (Switzerland)                                                   5,942,160
    83,200        Sanofi-Aventis (ADR) (France)                                                             3,652,480
   232,500        Schering-Plough Corp.                                                                     4,847,625
   106,300        Wyeth                                                                                     4,897,241
                                                                                                     -----------------
                                                                                                           49,390,668
                                                                                                     -----------------
                  Property - Casualty Insurers (3.0%)
       800        Berkshire Hathaway, Inc. (Class B) *                                                      2,348,400
    63,490        Chubb Corp. (The)                                                                         6,199,799
    39,625        St. Paul Travelers Companies, Inc. (The)                                                  1,770,049
                                                                                                     -----------------
                                                                                                           10,318,248
                                                                                                     -----------------
                  Publishing: Newspapers (0.6%)
    18,000        Gannett Co., Inc.                                                                         1,090,260
    34,900        Tribune Co.                                                                               1,056,074
                                                                                                     -----------------
                                                                                                            2,146,334
                                                                                                     -----------------
                  Pulp & Paper (3.7%)
   381,542        International Paper Co.                                                                  12,823,627
                                                                                                     -----------------

                  Recreational Products (0.3%)
    72,500        Mattel, Inc.                                                                              1,146,950
                                                                                                     -----------------

                  Semiconductors (0.1%)
    12,200        Intel Corp.                                                                                 304,512
                                                                                                     -----------------

                  Specialty Insurance (0.7%)
    25,400        Ambac Financial Group, Inc.                                                               1,957,324
     8,800        Assurant, Inc.                                                                              382,712
                                                                                                     -----------------
                                                                                                            2,340,036
                                                                                                     -----------------
                  Telecommunication Equipment (0.6%)
    68,200        Nokia Corp. (ADR) (Finland)                                                               1,248,060
    29,300        Telefonaktiebolaget LM Ericsson (ADR) (Sweden)                                            1,007,920
                                                                                                     -----------------
                                                                                                            2,255,980
                                                                                                     -----------------
                  Tobacco (1.9%)
    86,800        Altria Group, Inc.                                                                        6,485,696
                                                                                                     -----------------

                  TOTAL COMMON STOCKS
                    (Cost $304,336,314)                                                                   334,687,773
                                                                                                     -----------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
                 SHORT-TERM INVESTMENT (4.0%)
                 REPURCHASE AGREEMENT
 $14,000         Joint repurchase agreement account 4.25%
                 due 01/03/06 (dated 12/30/05; proceeds $14,006,611) (a)
                  (Cost $14,000,000)                                                                       14,000,000
                                                                                                     -----------------

                 TOTAL INVESTMENTS
                   (Cost $318,336,314) (b)                                            100.0%              348,687,773
                 OTHER ASSETS IN EXCESS OF LIABILITIES                                 0.0                     95,609
                                                                                  ---------------    -----------------
                 NET ASSETS                                                           100.0%             $348,783,382
                                                                                  ===============    =================

--------------------------------------------------------------------------------
   ADR     American Depositary Receipt.
    *      Non-income producing security.
   (a)     Collateralized by federal agency and U.S. Treasury obligations.
   (b)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $44,768,613 and the aggregate gross unrealized depreciation is $14,417,154, resulting in net unrealized appreciation of $30,351,459.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 09, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 09, 2006

                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 09, 2006

                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer

                                       5